TAXES ON INCOME - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before taxes on income
Domestic (Israel)	$ 107,385	$ 63,895	$ 22,205
Foreign	20,521	14,706	6,707
Income before taxes on income	127,906	78,601	28,912
Current:
Domestic (Israel)	26,016	12,672	4,528
Foreign	4,749	8,651	4,171
Total current income tax expense	30,765	21,323	8,699
Deferred:
Domestic (Israel)	(2,883)	391	(181)
Foreign	(1,467)	(1,647)	(1,334)
Total deferred income tax expense	(4,350)	(1,256)	(1,515)
Total taxes on income / expenses	$ 26,415	$ 20,067	$ 7,184